Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.

	December 31,	December 31,
	2024	2023
Raw materials	$848,123	$434,179
Work in progress	1,633,948	1,726,415
Finished goods	224,297	227,526
Subtotal	2,706,368	2,388,120
Reserve for obsolete inventory	(32,367)	(38,415)
Total	$2,674,001	$2,349,705

The Company evaluates inventories for excess and obsolescence on a regular basis, based on management’s assessment of product life cycles, historical and forecasted demand, and market conditions. A write-down is recognized when the carrying amount of inventory exceeds its estimated net realizable value. For the years ended December 31, 2024, 2023 and 2022, the Company recorded inventory write-downs of $55,176, $15,108, and $30,089, respectively. Additionally, the Company established inventory valuation allowances of $32,367, $38,415, and $27,538 for the years ended December 31, 2024, 2023, and 2022, respectively.